Shareholder Fees	Jul. 31, 2020
Eaton Vance Hexavest Global Equity Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Eaton Vance Hexavest Global Equity Fund | Class C
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	1.00%
Eaton Vance Hexavest Global Equity Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Eaton Vance Hexavest International Equity Fund | Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Eaton Vance Hexavest International Equity Fund | Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none